Note 1 - Basis of Presentation and General Information - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Cash and cash equivalents	$ 682,732	$ 718,049	$ 601,163
Restricted cash – current portion	10,189	9,768	11,420
Restricted cash – non-current portion	83,312	$ 83,741	75,386
Total cash, cash equivalents and restricted cash	$ 776,233		$ 687,969